Cat Financial Financing Activities (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009 Asset-backed securities	Dec. 31, 2009 Asset-backed securities M	Dec. 31, 2010 Asset-backed securities	Dec. 31, 2009 Asset-backed securities Maximum	Dec. 31, 2009 Asset-backed securities Minimum
Finance Receivables
Restricted assets of consolidated VIE			$ 324			$ 136
Restricted liabilities of consolidated VIE			327			73
Amount deposited in supplemental reserve accounts to maintain credit rating				80
Outstanding retained interests of retail finance receivables, at fair value					102
Outstanding retained interests of retail finance receivables, at cost					107
Retained interests in a continuous unrealized loss position for twelve months or longer, at fair value					102
Retained interests in a continuous unrealized loss position for twelve months or longer, at cost					107
Cash flow weighted-average discount rates on retained interests (as a percent)							12.40%	7.70%
Weighted-average maturity (in months)					22
Expected prepayment rate (as a percent)					18.00%
Expected credit losses (as a percent)							4.80%	4.70%
Characteristics of securitized retail receivables:
Total securitized principal balance at December 31,					346
Average securitized principal balance for the year ended December 31,					583
Loans > 30 days past due at year ended December 31,					62
Net credit losses during the year					36
Cash flows from retail securitizations:
Purchases of contracts through clean-up calls					95
Servicing fees received					6
Other cash flows received on retained interests					10
Other than temporary impairment losses
Portion of losses recognized in Accumulated other comprehensive income (loss) before taxes					12
Net impairment losses recognized in earnings	$ 5	$ 3	$ 12		$ 34